Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue by Major Source

The table reflects revenue by major source for the following periods:

	Yen in Thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Audio production and talent management business	¥114,987	¥63,835	¥120,121
Internet business	91,564	57,442	18,630
Workshop business	4,679	5,054	5,805
Distributions from investments	8,798	1,982	847
Total	¥220,028	¥128,313	¥145,403

Schedule of Changes in Deferred Contact Costs

Changes in deferred revenue were as follows:

	Yen in Thousands
	For the fiscal years ended September 30,
	2024	2023
Balance, beginning of year	¥33,839	¥6,341
Revenue earned	(31,639)	(3,617)
Revenue deferred	117,135	31,115
Balance, end of year	¥119,335	¥33,839

Schedule of Changes in Deferred Contact Costs

Changes in deferred contact costs were as follows:

	Yen in thousands
	For the fiscal year ended September 30, 2024
	Beginning balance	Capitalization of costs	Amortization	Ending Balance
Total contract costs capitalized	¥27,628	¥170,764	¥(22,128)	¥176,264
	Yen in thousands
	For the fiscal years ended September 30, 2023
	Beginning balance	Capitalization of costs	Amortization	Ending Balance
Total contract costs capitalized	¥7,871	¥27,628	¥(7,871)	¥27,628